16. EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Sep. 30, 2020
Notes
16. EVENTS AFTER THE REPORTING PERIOD

16.EVENTS AFTER THE REPORTING PERIOD

(a)On October 9, 2020, the Company closed a financing for $1,035,500 (7,670,370 units) and $2,151,575 (13,881,130 flow through shares).  Each unit comprises one common share and one-half common share purchase warrant at $0.135 per unit. The warrant is valid for two years until October 9, 2022 and is exercisable at $0.20 to acquire one common share. The flow through shares were issued at $0.155 per share and the proceeds will be spent on qualifying exploration expenditures in the Yukon Territory.

Finders' fees of $199,868 in cash and 1,339,036 in finders' warrants were paid. Each finder’s warrant is exercisable into one common share at $0.135 until October 9, 2022.

(b)On October 15, 2020, the Company granted 2,005,000 stock options to its directors, officers, employees and consultants at an exercise price of $0.14 for a period of five years.

(c)Subsequently, the Company issued 6,112,000 common shares pursuant to the exercised warrants and finder’s warrants for cash proceeds of $610,600.